STATEMENT OF CASH FLOWS (Details) - Schedule of statement of consolidated cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Statement Information [Abstract]
Increases (payments)	$ (252,665)	$ (219,010)	$ (142,782)
Recoveries	87,442	34,379	215,362
Total cash flows	$ (165,223)	$ (184,631)	$ 72,580